DEBT (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities
Credit Facilities

	Maturity Dates(1)	Total Facilities(2)	Draws(3)	Available
	(in millions)
Enbridge Energy Partners, L.P.	2019 – 2022	$2,450	$1,710	$740
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(1)	Includes $185 million of commitments that expire in 2020. $175 million of commitments expired on September 26, 2018.

(2)	Includes our $1.8 billion multi-year revolving credit facility (Credit Facility) and our $625 million credit agreement (364-Day Credit Facility), together (the Credit Facilities).

(3)
Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility and excludes our unsecured revolving 364-day credit agreement with EUS (the EUS 364-day Credit Facility).